Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On August 31, 2021, the Sponsor purchased 7,362,500 shares of the Company’s Class B common stock, par value $0.0001 (“Founder Shares”), for an aggregate price of $25,000, and in November 2021, the Company effected a 1.36672326 for 1 stock split of its common stock, so that the Sponsor owned an aggregate of 10,062,500 Founder Shares. The Founder Shares will automatically convert into Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 7.

The Initial Stockholders had agreed to forfeit up to 1,312,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. Subsequent to December 31, 2021, since the underwriters exercised the over-allotment option only in part, the Sponsor forfeited 1,181,250 Founder Shares.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Due from Sponsor

Due from Sponsor represents payments of Sponsor’s expenses by the Company on the Sponsor’s behalf. As of March 31, 2026 and December 31, 2025, due from Sponsor amounted to $15,510.

Due to Related Party

Due to related party represents payments of Company’s expenses by the Sponsor on the Company’s behalf, including accrual of unpaid monthly administrative support services fees. As of March 31, 2026 and December 31, 2025, due to related party amounted to $211,029.

Convertible Note — Related Party

On July 26, 2024, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $422,182. The note is non-interest bearing and payable on the earlier of July 26, 2026 or the Company’s initial Business Combination. The Note may be converted into equity securities of the Company on mutually agreeable terms if consented to in writing by the Sponsor. As of March 31, 2026 and December 31, 2025, $422,182 was outstanding under this note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working

Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of March 31, 2026 and December 31, 2025, the promissory notes below were entered into which fall under the Working Capital Loans structure.

In July 2023, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $60,000 (the “Extension Note”). On the same date, in connection with advances the Sponsor may make in the future to the Company for working capital expenses in connection with the Company’s initial Business Combination, the Company issued a separate unsecured promissory note to the Sponsor in the principal amount of up to $240,000 (the “Working Capital Note”, together with the Extension Note, the “Notes”). Both Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation. As of March 31, 2026 and December 31, 2025, the total outstanding balance of the Notes was $300,000.

In connection with funding the Notes, on July 5, 2023, the Sponsor entered into a subscription agreement with a third-party investor. Pursuant to the subscription agreement, the Sponsor will transfer one share of Class A common stock of the Company for each dollar funded upon the closing of a Business Combination. As of March 31, 2026 and December 31, 2025, such third-party investor loaned $300,000 to the Sponsor, which amount is included under the Extension Note described above.

On October 10, 2024 (effective on April 10, 2024), the Company issued an unsecured and non-interest-bearing promissory note to the Sponsor with a principal amount equal to $1,500,000 to cover the monthly extension payments of the Company and for working capital purposes. The note is payable in full upon the earlier of (a) April 10, 2026 and (b) the date the Company consummates a business combination. The Company drew $800,000 from this note on April 10, 2024 to replenish the misallocated restricted funds.

On December 6, 2024, the Company and Sponsor entered into the A&R Polar Subscription Agreement with Polar pursuant to which Polar contributed an additional $200,000 to Sponsor (for an aggregate of $500,000), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The A&R Polar Subscription Agreement provides that in connection with the Initial Polar Capital Investment, the Company will repay the entire balance of the Initial Polar Capital Investment to Polar within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 200,000 shares of Class A common stock to Polar immediately prior to the closing of an initial Business Combination of the Company (for an aggregate of 500,000 shares to be transferred and/or issued to Polar as consideration for the Initial Polar Capital Investment).

On February 9, 2025, the Company and Sponsor entered into the February 2025 Subscription Agreement with Kevin Wright and Jeanine Percival Wright Revocable Trust pursuant to which the Investor contributed $500,000 to Sponsor, which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The February 2025 Subscription Agreement provides that in connection with the Contribution, the Company will repay the entire balance of the Contribution to the Investor within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 300,000 shares of Class A common stock to the Investor immediately prior to the closing of an initial Business Combination of the Company.

As of March 31, 2026 and December 31, 2025, the total borrowings under the Working Capital Loans structure were $1,800,000, with a discount allocation of $0, or a net amount of $1,800,000.

August Subscription Agreement

On August 11, 2025, the Company and Sponsor entered into the August Subscription Agreement with Polar pursuant to which Polar contributed an additional $400,000 to the Company to cover working capital expenses. The August Subscription Agreement provides that in connection with the August Polar Capital Investment, immediately prior to the closing of a Business Combination, the Company will issue to Polar Capital Investments one share of Company class A common stock per $1.00 contributed by Polar (“subscription shares”). The subscription shares meet equity classification under ASC 815-40. Additionally, in connection with the August Subscription Agreement, an amount equal to Polar’s contribution shall be paid by the Company to Polar as a return of capital within five business days of the closing of a Business Combination. Further, the Sponsor shall not sell, transfer, or otherwise dispose of any securities (including warrants) owned by the Sponsor without Polar’s consent, other than Permitted Share Transfers, until the full amount of the August Polar Capital Investment has been paid to Polar. The Company and Sponsor are jointly and severally obligated for such repayment. If the closing of a Business Combination occurs, Polar may, in its sole discretion, elect at the closing of such Business Combination or at any time prior to the repayment by the Company either in cash or shares of the Company’s Class A common stock at a rate of one share of Class A common stock for each $10 of the August Polar Capital Investment (the “Return of Capital”). In the event that the Sponsor or the Company defaults in its obligations and that such default continues for a period of five business days following written notice to the Sponsor and Company (the “Default Date”), the Company shall immediately issue to Polar 0.1 shares of the Company’s Class A common stock (iii) (the “Default Shares”) for each $1.00 of the Polar contribution on the Default Date and shall issue Polar an additional 0.1 Default Shares for each $1.00 of the Polar contribution that Polar funded each month thereafter, until the default is cured. Although the Default Shares and Return of Capital shares are equity linked, they are classified as liabilities due to the failure to meet equity classification criteria under ASC 815-40.

At initial recognition, the Return of Capital shares and Default Shares are measured at fair value and recognized in the statement of profit and loss as a subscription expense, consistent with the guidance in ASC 815-10 for fair value measurement. Subsequent changes in fair value are also recognized in profit and loss, in accordance with ASC 815-10, as the instrument does not qualify for equity classification and is accounted for as a liability measured at fair value through earnings. For the three months ended March 31, 2026 and 2025, the Company recognized $1,600 and $0 loss on change in fair value of return of capital subscription shares liability. As of March 31, 2026, the Company had outstanding balance of $0 on default shares liability and $149,200 on return of capital subscription shares liability. As of December 31, 2025, the Company had outstanding balance of $0 on default shares liability and $147,600 on return of capital subscription shares liability.

Support Services

The Company has agreed to pay the Sponsor a fee of $10,000 per month following the Company’s listing on the New York Stock Exchange for office space, utilities, and secretarial and administrative services. The agreement will terminate upon the earlier of the Company’s consummation of a Business Combination or its liquidation. For the three months ended March 31, 2026, $30,000 has been incurred and paid under this agreement. For the three months ended March 31, 2025, $30,000 has been incurred and $20,000 was paid under this agreement. As of March 31, 2026 and December 31, 2025, the Company had accrued administrative support services fees of $80,000 under due to related party account in the Company’s accompanying condensed consolidated balance sheets.

Note 5 — Related Party Transactions

Founder Shares

On August 31, 2021, the Sponsor purchased 7,362,500 shares of the Company’s Class B common stock, par value $0.0001 (“Founder Shares”), for an aggregate price of $25,000, and in November 2021, the Company effected a 1.36672326 for 1 stock split of its common stock, so that the Sponsor owned an aggregate of 10,062,500 Founder Shares. The Founder Shares will automatically convert into Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 7.

The Initial Stockholders had agreed to forfeit up to 1,312,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. Subsequent to December 31, 2021, since the underwriters exercised the over-allotment option only in part, the Sponsor forfeited 1,181,250 Founder Shares.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Due from Sponsor

Due from Sponsor represents payments of Sponsor’s expenses by the Company on the Sponsor’s behalf. As of December 31, 2025 and 2024, due from Sponsor amounted to $15,510.

Due to Related Party

Due to related party represents payments of Company’s expenses by the Sponsor on the Company’s behalf, including accrual of unpaid monthly administrative support services fees. As of December 31, 2025 and 2024, due to related party amounted to $211,029 and $201,029, respectively.

Convertible Note — Related Party

On July 26, 2024, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $422,182. The note is non-interest bearing and payable on the earlier of July 26, 2026 or the Company’s initial Business Combination. The Note may be converted into equity securities of the Company on mutually agreeable terms if consented to in writing by the Sponsor. As of December 31, 2025, the Company received the full principal amount of $422,182 under this Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. As of December 31, 2025 and 2024, the promissory notes below were entered into which fall under the Working Capital Loans structure.

In July 2023, the Company issued an unsecured promissory note to the Sponsor with a principal amount equal to $60,000 (the “Extension Note”). On the same date, in connection with advances the Sponsor may make in the future to the Company for working capital expenses in connection with the Company’s initial Business Combination, the Company issued a separate unsecured promissory note to the Sponsor in the principal amount of up to $240,000 (the “Working Capital Note”, together with the Extension Note, the “Notes”). Both Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial business combination, or (b) the date of the Company’s liquidation. As of December 31, 2025 and 2024, the total outstanding balance of the Notes was $300,000.

In connection with funding the Notes, on July 5, 2023, the Sponsor entered into a subscription agreement with a third-party investor. Pursuant to the subscription agreement, the Sponsor will transfer one share of Class A common stock of the Company for each dollar funded upon the closing of a Business Combination. As of December 31, 2025, such third-party investor loaned $300,000 to the Sponsor, which amount is included under the Extension Note described above.

On October 10, 2024 (effective on April 10, 2024), the Company issued an unsecured and non-interest-bearing promissory note to the Sponsor with a principal amount equal to $1,500,000 to cover the monthly extension payments of the Company and for working capital purposes. The note is payable in full upon the earlier of (a) April 10, 2026 and (b) the date the Company consummates a business combination. The Company drew $800,000 from this note on April 10, 2024 to replenish the misallocated restricted funds.

On December 6, 2024, the Company and Sponsor entered into the A&R Polar Subscription Agreement with Polar pursuant to which Polar contributed an additional $200,000 to Sponsor (for an aggregate of $500,000), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The A&R Polar Subscription Agreement provides that in connection with the Initial Polar Capital Investment, the Company will repay the entire balance of the Initial Polar Capital Investment to Polar within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 200,000 shares of Class A common stock to Polar immediately prior to the closing of an initial Business Combination of the Company (for an aggregate of 500,000 shares to be transferred and/or issued to Polar as consideration for the Initial Polar Capital Investment).

On February 9, 2025, the Company and Sponsor entered into the February 2025 Subscription Agreement with Kevin Wright and Jeanine Percival Wright Revocable Trust pursuant to which the Investor contributed $500,000 to Sponsor, which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The February 2025 Subscription Agreement provides that in connection with the Contribution, the Company will repay the entire balance of the Contribution to the Investor within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 300,000 shares of Class A common stock to the Investor immediately prior to the closing of an initial Business Combination of the Company.

As of December 31, 2025, the total borrowings under the Working Capital Loans structure were $1,800,000, with a discount allocation of $0, or a net amount of $1,800,000. As of December 31, 2024, the total borrowings under the Working Capital Loans structure were $1,300,000, with a discount allocation of $144,795, or a net amount of $1,155,205.

August Subscription Agreement

On August 11, 2025, the Company and Sponsor entered into the August Subscription Agreement with Polar pursuant to which Polar contributed an additional $400,000 to the Company to cover working capital expenses. The August Subscription Agreement provides that in connection with the August Polar Capital Investment, immediately prior to the closing of a Business Combination, the Company will issue to Polar Capital Investments one share of Company class A common stock per $1.00 contributed by Polar (“subscription shares”). The subscription shares meet equity classification under ASC 815-40. Additionally, in connection with the August Subscription Agreement, an amount equal to Polar’s contribution shall be paid by the Company to Polar as a return of capital within five business days of the closing of a Business Combination. Further, the Sponsor shall not sell, transfer, or otherwise dispose of any securities (including warrants) owned by the Sponsor without Polar’s consent, other than Permitted Share Transfers, until the full amount of the August Polar Capital Investment has been paid to Polar. The Company and Sponsor are jointly and severally obligated for such repayment. If the closing of a Business Combination occurs, Polar may, in its sole discretion, elect at the closing of such Business Combination or at any time prior to the repayment by the Company either in cash or shares of the Company’s Class A common stock at a rate of one share of Class A common stock for each $10 of the August Polar Capital Investment (the “Return of Capital”). In the event that the Sponsor or the Company defaults in its obligations and that such default continues for a period of five business days following written notice to the Sponsor and Company (the “Default Date”), the Company shall immediately issue to Polar 0.1 shares of the Company’s Class A common stock (iii) (the “Default Shares”) for each $1.00 of the Polar contribution on the Default Date and shall issue Polar an additional 0.1 Default Shares for each $1.00 of the Polar contribution that Polar funded each month thereafter, until the default is cured. Although the Default Shares and Return of Capital shares are equity linked, they are classified as liabilities due to the failure to meet equity classification criteria under ASC 815-40.

At initial recognition, the Return of Capital shares and Default Shares are measured at fair value and recognized in the statement of profit and loss as a subscription expense, consistent with the guidance in ASC 815-10 for fair value measurement. Subsequent changes in fair value are also recognized in profit and loss, in accordance with ASC 815-10, as the instrument does not qualify for equity classification and is accounted for as a liability measured at fair value through earnings. For the year ended December 31, 2025, the Company recognized $0 as subscription expense related to the recognition of the Default Shares, $164,000 as return of capital subscription shares expense, $0 gain on changes of event of default subscription share liability and $16,400 gain on change in fair value of return of capital subscription shares liability. As of December 31, 2025, the Company had outstanding balance of $0 on default shares liability and $147,600 on return of capital subscription shares liability. As of December 31, 2024, there was no outstanding balance on both default shares liability and return of capital subscription shares liability.

Support Services

The Company has agreed to pay the Sponsor a fee of $10,000 per month following the Company’s listing on the New York Stock Exchange for office space, utilities, and secretarial and administrative services. The agreement will terminate upon the earlier of the Company’s consummation of a Business Combination or its liquidation. For the year ended December 31, 2025, $120,000 has been incurred and $80,000 was paid under this agreement. For the year ended December 31, 2024, $120,000 has been incurred under this agreement, $40,000 of which has been paid by the Company as of December 31, 2024. As of December 31, 2025 and 2024, the Company had accrued administrative support services fees of $110,000 and $70,000, respectively, under due to related party account in the Company’s accompanying consolidated balance sheets.